Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8083

Email: kristen.winsko@LFG.com

VIA EDGAR

February 15, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
On behalf of the following series:
Lincoln iShares® Global Growth Allocation Fund

	File Nos.:	033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Fund’s Prospectus dated February 1, 2017. The purpose of this filing is to submit the Funds’ Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel—Funds Management

cc:	Ronald A. Holinsky, Chief Counsel